Deferred Issuance Costs	12 Months Ended
Dec. 31, 2013
Deferred Issuance Costs [Abstract]
Deferred Issuance Costs [Text Block]

5. Deferred Issuance Costs

During the year ended December 31, 2013, the Company has incurred approximately $655,000 of direct costs related to the anticipated public offering of the Company’s common stock. These costs have been recorded as a long-term asset until the related transactions are complete, at which time they will be treated as a reduction of the proceeds.